Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net revenues	$ 1,653,776	$ 2,440,801	$ 5,776,856	$ 9,413,457	$ 11,555,656	$ 14,916,422
Cost of net revenues	947,167	1,319,214	3,486,240	5,012,457	7,911,536	8,372,642
Gross profit	706,609	1,121,587	2,290,616	4,401,000	3,644,120	6,543,780
Operating expenses:
General and administrative	2,193,205	2,429,040	5,694,257	6,347,460	8,652,361	14,299,389
Sales and marketing	1,603,728	655,833	3,464,110	1,979,173	2,896,698	4,035,835
Distribution	238,880	180,879	443,230	745,412	907,843	1,002,343
Impairment of intangible assets		600,000		600,000	1,388,000
Change in fair value of contingent consideration						(10,698,475)
Total operating expenses	4,035,813	3,865,752	9,601,597	9,672,045	13,844,902	8,639,092
Loss from operations	(3,329,204)	(2,744,165)	(7,310,981)	(5,271,045)	(10,200,782)	(2,095,312)
Other income (expense):
Interest expense	(128,565)	(742,557)	(390,758)	(2,487,172)	2,941,171	5,517,118
Other non-operating income (expenses)	5,819	(54,515)	42,017	22,765	83,680	704,166
Total other income (expense), net	(122,746)	(797,072)	(348,741)	(2,464,407)	3,024,851	6,221,284
Income tax benefit (provision)					119,044	(368,034)
Net loss from continuing operations					(13,106,589)	(8,684,630)
(Loss) from discontinued operations, net of tax						(1,562,503)
Net loss	$ (3,451,950)	$ (3,541,237)	$ (7,659,722)	$ (7,735,452)	$ (13,106,589)	$ (10,247,133)
Weighted average common shares outstanding - basic	2,930,735	43,436	3,742,922	41,225	170,853	22,385
Weighted average common shares outstanding - diluted	2,930,735	43,436	3,742,922	41,225	170,853	22,385
Net loss per common share - basic	$ (1.18)	$ (81.53)	$ (2.05)	$ (187.64)	$ (76.71)	$ (457.78)
Net loss per common share - diluted	$ (1.18)	$ (81.53)	$ (2.05)	$ (187.64)	$ (76.71)	$ (457.78)